Retail Installment Contract Receivables - Installment Receivables (Detail) - USD ($) $ in Thousands		3 Months Ended	6 Months Ended
	Jan. 03, 2017	Jun. 30, 2017	Jun. 30, 2017
Minimum | Vivint Flex Pay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans available to qualified customers, term	42 months		42 months
Maximum | Vivint Flex Pay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans available to qualified customers, term	60 months		60 months
Retail Installment Contracts
Accounts, Notes, Loans and Financing Receivable [Line Items]
RIC receivables, gross		$ 80,608	$ 80,608
Deferred interest		(24,889)	(24,889)
RIC receivables, net of deferred interest		55,719	55,719
Classified on the condensed consolidated unaudited balance sheets as:
Accounts and notes receivable, net		8,478	8,478
Long-term investments and other assets, net		47,241	47,241
RIC receivables, net		55,719	55,719
Interest income		$ (1,100)	$ (1,200)